Supplemental Guarantor Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Statement of Comprehensive Income (Loss)

STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2017
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
Revenues
Net sales and operating revenues—
External	$3,889	$5,385	$—	$—	$9,274
Affiliated companies	540	640	—	(1,180)	—

	4,429	6,025	—	(1,180)	9,274

Costs and expenses
Cost of sales (exclusive of depreciation and amortization shown below)	3,769	5,220	—	(1,180)	7,809
Goodwill impairment charge	—	11	—	—	11
Engineering, research, and development	77	81	—	—	158
Selling, general, and administrative	352	284	—	—	636
Depreciation and amortization of other intangibles	88	136	—	—	224

	4,286	5,732	—	(1,180)	8,838

Other income (expense)
Loss on sale of receivables	(2)	(3)	—	—	(5)
Other income (expense)	(16)	55	—	(53)	(14)

	(18)	52	—	(53)	(19)

Earnings (loss) before interest expense, income taxes, noncontrolling interests and equity in net income from affiliated companies	125	345	—	(53)	417

Interest expense—
External (net of interest capitalized)	19	5	49	—	73
Affiliated companies (net of interest income)	(15)	6	9	—	—

Earnings (loss) before income taxes, noncontrolling interests and equity in net income from affiliated companies	121	334	(58)	(53)	344

Income tax (benefit) expense	(12)	82	—	—	70
Equity in net income from affiliated companies	149	—	265	(414)	—

Net income	282	252	207	(467)	274

Less: Net income attributable to noncontrolling interests	—	67	—	—	67

Net income attributable to Tenneco Inc.	$282	$185	$207	$(467)	$207

Comprehensive income attributable to Tenneco Inc.	$282	$185	$331	$(467)	$331

STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2016
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
Revenues
Net sales and operating revenues—
External	$3,865	$4,734	$—	$—	$8,599
Affiliated companies	526	747	—	(1,273)	—

	4,391	5,481	—	(1,273)	8,599

Costs and expenses
Cost of sales (exclusive of depreciation and amortization shown below)	3,714	4,675	—	(1,273)	7,116
Engineering, research, and development	76	78	—	—	154
Selling, general, and administrative	235	277	1	—	513
Depreciation and amortization of other intangibles	86	126	—	—	212

	4,111	5,156	1	(1,273)	7,995

Other income (expense)
Loss on sale of receivables	(2)	(3)	—	—	(5)
Other income (expense)	(91)	23	—	(15)	(83)

	(93)	20	—	(15)	(88)

Earnings (loss) before interest expense, income taxes, noncontrolling interests and equity in net income from affiliated companies	187	345	(1)	(15)	516

Interest expense—
External (net of interest capitalized)	(2)	4	90	—	92
Affiliated companies (net of interest income)	(12)	7	5	—	—

Earnings (loss) before income taxes, noncontrolling interests and equity in net income from affiliated companies	201	334	(96)	(15)	424

Income tax (benefit) expense	(97)	97	—	—	—
Equity in net income from affiliated companies	166	—	452	(618)	—

Net income	464	237	356	(633)	424

Less: Net income attributable to noncontrolling interests	—	68	—	—	68

Net income attributable to Tenneco Inc.	$464	$169	$356	$(633)	$356

Comprehensive income attributable to Tenneco Inc.	$464	$169	$356	$(633)	$356

STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2015
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
Revenues
Net sales and operating revenues—
External	$3,683	$4,498	$—	$—	$8,181
Affiliated companies	411	558	—	(969)	—

	4,094	5,056	—	(969)	8,181

Costs and expenses
Cost of sales (exclusive of depreciation and amortization shown below)	3,410	4,380	—	(969)	6,821
Engineering, research, and development	70	76	—	—	146
Selling, general, and administrative	184	295	3	—	482
Depreciation and amortization of other intangibles	87	116	—	—	203

	3,751	4,867	3	(969)	7,652

Other income (expense)
Loss on sale of receivables	(1)	(3)	—	—	(4)
Other income (expense)	28	3	—	(48)	(17)

	27	—	—	(48)	(21)

Earnings (loss) before interest expense, income taxes, noncontrolling interests and equity in net income from affiliated companies	370	189	(3)	(48)	508

Interest expense—
External (net of interest capitalized)	(2)	3	66	—	67
Affiliated companies (net of interest income)	54	(56)	2	—	—

Earnings (loss) before income taxes, noncontrolling interests and equity in net income from affiliated companies	318	242	(71)	(48)	441

Income tax expense	43	103	—	—	146
Equity in net income from affiliated companies	78	—	312	(390)	—

Net income	353	139	241	(438)	295

Less: Net income attributable to noncontrolling interests	—	54	—	—	54

Net income attributable to Tenneco Inc.	$353	$85	$241	$(438)	$241

Comprehensive income attributable to Tenneco Inc.	$353	$85	$121	$(438)	$121

Balance Sheet

BALANCE SHEET

	December 31, 2017
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$7	$308	$—	$—	$315
Restricted cash	—	3	—	—	3
Receivables, net	402	1,567	—	(648)	1,321
Inventories	383	486	—	—	869
Prepayments and other	99	192	—	—	291

Total current assets	891	2,556	—	(648)	2,799

Other assets:
Investment in affiliated companies	1,389	—	1,258	(2,647)	—
Notes and advances receivable from affiliates	791	19,119	3,967	(23,877)	—
Long-term receivables, net	8	1	—	—	9
Goodwill	22	27	—	—	49
Intangibles, net	5	17	—	—	22
Deferred income taxes	161	43	—	—	204
Other	66	78	—	—	144

	2,442	19,285	5,225	(26,524)	428

Plant, property, and equipment, at cost	1,478	2,530	—	—	4,008
Less—Accumulated depreciation and amortization	(934)	(1,459)	—	—	(2,393)

	544	1,071	—	—	1,615

Total assets	$3,877	$22,912	$5,225	$(27,172)	$4,842

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term debt (including current maturities of long-term debt)
Short-term debt—non-affiliated	$—	$83	$—	$—	$83
Short-term debt—affiliated	408	148	—	(556)	—
Accounts payable	562	1,232	—	(89)	1,705
Accrued taxes	8	37	—	—	45
Other	203	221	12	(3)	433

Total current liabilities	1,181	1,721	12	(648)	2,266

Long-term debt—non-affiliated	632	12	714	—	1,358
Long-term debt—affiliated	1,093	18,981	3,803	(23,877)	—
Deferred income taxes	—	11	—	—	11
Pension, postretirement benefits and other liabilities	296	127	—	—	423
Commitments and contingencies

Total liabilities	3,202	20,852	4,529	(24,525)	4,058

Redeemable noncontrolling interests	—	42	—	—	42

Tenneco Inc. Shareholders’ equity	675	1,972	696	(2,647)	696

Noncontrolling interests	—	46	—	—	46

Total equity	675	2,018	696	(2,647)	742

Total liabilities, redeemable noncontrolling interests and equity	$3,877	$22,912	$5,225	$(27,172)	$4,842

BALANCE SHEET

	December 31, 2016
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$9	$338	$—	$—	$347
Restricted cash	—	2	—	—	2
Receivables, net	386	1,412	—	(504)	1,294
Inventories	361	369	—	—	730
Prepayments and other	62	167	—	—	229

Total current assets	818	2,288	—	(504)	2,602

Other assets:
Investment in affiliated companies	1,211	—	1,207	(2,418)	—
Notes and advances receivable from affiliates	939	16,529	4,781	(22,249)	—
Long-term receivables, net	9	—	—	—	9
Goodwill	22	35	—	—	57
Intangibles, net	7	12	—	—	19
Deferred income taxes	47	23	129	—	199
Other	46	49	8	—	103

	2,281	16,648	6,125	(24,667)	387

Plant, property, and equipment, at cost	1,371	2,177	—	—	3,548
Less—Accumulated depreciation and amortization	(895)	(1,296)	—	—	(2,191)

	476	881	—	—	1,357

Total assets	$3,575	$19,817	$6,125	$(25,171)	$4,346

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term debt (including current maturities of long-term debt)
Short-term debt—non-affiliated	$—	$75	$15	$—	$90
Short-term debt—affiliated	167	187	—	(354)	—
Accounts payable	562	1,027	—	(88)	1,501
Accrued taxes	4	35	—	—	39
Other	147	243	15	(62)	343

Total current liabilities	880	1,567	30	(504)	1,973

Long-term debt—non-affiliated	—	12	1,282	—	1,294
Long-term debt—affiliated	1,543	16,466	4,240	(22,249)	—
Deferred income taxes	—	7	—	—	7
Postretirement benefits and other liabilities	297	115	—	—	412
Commitments and contingencies

Total liabilities	2,720	18,167	5,552	(22,753)	3,686

Redeemable noncontrolling interests	—	40	—	—	40

Tenneco Inc. Shareholders’ equity	855	1,563	573	(2,418)	573

Noncontrolling interests	—	47	—	—	47

Total equity	855	1,610	573	(2,418)	620

Total liabilities, redeemable noncontrolling interests and equity	$3,575	$19,817	$6,125	$(25,171)	$4,346

Statement of Cash Flows

STATEMENT OF CASH FLOWS

	Year Ended December 31, 2017
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
Operating Activities
Net cash provided (used) by operating activities	$284	$290	$(4)	$(53)	$517

Investing Activities
Proceeds from sale of assets	3	5	—	—	8
Proceeds from sale of equity interest	—	9	—	—	9
Cash payments for plant, property, and equipment	(148)	(246)	—	—	(394)
Cash payments for software related intangible assets	(16)	(9)	—	—	(25)
Proceeds from deferred purchase price of factored receivables	—	112	—	—	112
Other	(4)	(6)			(10)

Net cash used by investing activities	(165)	(135)	—	—	(300)

Financing Activities
Cash dividends	—	—	(53)	—	(53)
Retirement of long-term debt	(10)	(3)	(6)	—	(19)
Issuance of long-term debt	400	1	(264)	—	137
Debt issuance cost on long-term debt	(8)	—	—	—	(8)
Purchase of common stock under the share repurchase program	—	—	(169)	—	(169)
Issuance of common shares	—	—	(1)	—	(1)
Decrease in bank overdrafts	—	(7)	—	—	(7)
Net increase (decrease) in revolver borrowings and short-term debt excluding current maturities of long-term debt	246	5	(318)	—	(67)
Intercompany dividends and net (decrease) increase in intercompany obligations	(749)	(119)	815	53	—
Distribution to noncontrolling interests partners	—	(64)	—	—	(64)

Net cash (used) provided by financing activities	(121)	(187)	4	53	(251)

Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	—	3	—	—	3

Increase in cash, cash equivalents and restricted cash	(2)	(29)	—	—	(31)
Cash, cash equivalents and restricted cash, January 1	9	340	—	—	349

Cash, cash equivalents and restricted cash, December 31 (Note)	$7	$311	$—	$—	$318

Note:	Cash and cash equivalents include highly liquid investments with a maturity of three months or less at the date of purchase.

STATEMENT OF CASH FLOWS

	Year Ended December 31, 2016
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
Operating Activities
Net cash provided (used) by operating activities	$176	$190	$23	$(15)	$374

Investing Activities
Proceeds from sale of assets	—	6	—	—	6
Cash payments for plant, property, and equipment	(117)	(208)	—	—	(325)
Cash payments for software related intangible assets	(13)	(7)	—	—	(20)
Proceeds from deferred purchase price of factored receivables	—	110	—	—	110

Net cash used by investing activities	(130)	(99)	—	—	(229)

Financing Activities
Retirement of long-term debt	—	(16)	(515)	—	(531)
Issuance of long-term debt	—	9	500	—	509
Debt issuance cost on long-term debt	—	—	(9)	—	(9)
Purchase of common stock under the share repurchase program	—	—	(225)	—	(225)
Issuance of common shares	—	—	13	—	13
Increase in bank overdrafts	—	10	—	—	10
Net increase in revolver borrowings and short-term debt excluding current maturities of long-term debt and short-term borrowings secured by accounts receivable	—	5	197	—	202
Intercompany dividends and net (decrease) increase in intercompany obligations	(39)	8	16	15	—
Distribution to noncontrolling interests partners	—	(55)	—	—	(55)

Net cash used by financing activities	(39)	(39)	(23)	15	(86)

Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	—	2	—	—	2

Increase in cash, cash equivalents and restricted cash	7	54	—	—	61
Cash, cash equivalents and restricted cash, January 1	2	286	—	—	288

Cash, cash equivalents and restricted cash, December 31 (Note)	$9	$340	$—	$—	$349

Note:	Cash and cash equivalents include highly liquid investments with a maturity of three months or less at the date of purchase.

STATEMENT OF CASH FLOWS

	Year Ended December 31, 2015
	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Tenneco Inc. (Parent Company)	Reclass & Elims	Consolidated
	(Millions)
Operating Activities
Net cash provided by operating activities	$204	$198	$60	$(47)	$415

Investing Activities
Proceeds from sale of assets	—	4	—	—	4
Cash payments for plant, property, and equipment	(114)	(172)	—	—	(286)
Cash payments for software related intangible assets	(16)	(7)	—	—	(23)
Proceeds from deferred purchase price of factored receivables	—	113			113

Net cash used by investing activities	(130)	(62)	—	—	(192)

Financing Activities
Retirement of long-term debt	—	(22)	(15)	—	(37)
Issuance of long-term debt	—	1	—	—	1
Debt issuance cost on long-term debt	—	—	(1)	—	(1)
Tax impact from stock-based compensation	—	—	—	—	—
Purchase of common stock under the share repurchase program	—	—	(213)	—	(213)
Issuance of common shares	—	—	1	—	1
Decrease in bank overdrafts	—	(22)	—	—	(22)
Net increase in revolver borrowings and short-term debt excluding current maturities of long-term debt and short-term borrowings secured by accounts receivable	—	20	82	—	102
Net increase in short-term borrowings secured by accounts receivable	—	—	30	—	30
Intercompany dividends and net increase (decrease) in intercompany obligations	(82)	(21)	56	47	—
Distribution to noncontrolling interests partners	—	(44)	—	—	(44)

Net cash used by financing activities	(82)	(88)	(60)	47	(183)

Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	—	(37)	—	—	(37)

(Decrease) increase in cash, cash equivalents and restricted cash	(8)	11	—	—	3
Cash, cash equivalents and restricted cash, January 1	10	275	—	—	285

Cash, cash equivalents and restricted cash, December 31 (Note)	$2	$286	$—	$—	$288

Note:	Cash and cash equivalents include highly liquid investments with a maturity of three months or less at the date of purchase.